LONG-TERM LOANS	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG TERM LOANS
NOTE 10:-    LONG-TERM LOANS

a.
On October 29, 2009, Optibase SARL received a mortgage loan (the "Loan") from a financial institution in Switzerland, in the amount of CHF 18,800,000 for the purpose of purchasing the real estate property located in Rümlang, Switzerland (the "Property"). The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins 0.8%. The financial institution may increase the margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The loans are repaid at a rate of CHF 376,000 per year. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2019, the Company met the required covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2020 (current maturity)	$388

Long-term portion:

2021	388
2022	388
2023	388
2024	388
Thereafter	13,548

Total	$15,100

b.
On October 2011, OPCTN and Eldista entered into a CHF 100,000,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins, the combined interest margins rate is 0.83%. The loans are repaid at a rate of CHF 2,000,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2019, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2020 (current maturity)	$2,060

Long-term portion:

2021	2,060
2022	2,060
2023	2,060
2024	2,060
Thereafter	76,492

Total	$84,732

c.
Optibase Bavaria negotiated a loan agreement with a Deutsche Genossenschafts-Hypothekenbank Aktiengesellschaft ("DG HYP"), for the provision of a senior mortgage loan in the amount of up to Euro 21,000,000 of which the Company utilized Euro 20,474,000. The effective interest rate was closed at 2.15%. The loan is repaid in quarterly installments of EUR 105,000 each, up until April 30, 2020. The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years. As of December 31, 2019, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2020 (current maturity)	$20,694

d.
On July 8, 2015, the Company subsidiary, Optibase Inc., entered into a loan agreement with City National Bank of Florida (“CNB”) for a gross amount of $ 15,000 for the financing of 25 condominium units the Company owns in Miami and Miami Beach, Florida.  The loan is secured by a senior mortgage over the condominium units. The loan was taken for a term of three (3) years, with an interest rate of Libor 30-day-rate plus 2.65%. Interest is paid monthly commencing August 1, 2015, and the principal is reduced in six-month intervals beginning July 2016. On November 24, 2017 Optibase Inc., refinanced the loan.  Under the refinancing, the existing principle loan balance of $ 9,390 bears an interest rate of Libor 30- day rate plus 2.65% which may be increased to 30-day Libor plus 3.25% if Optibase Inc. or its subsidiary, fail to maintain depository accounts with totaling $ 1,500.

On November 21, 2019 Optibase Inc., prolong the amortization of the outstanding principal balance of the loan in amount of $ 8,903, all terms remain unchanged. The principal of the Loan is amortized on a monthly basis with principal payments of approximately $ 19 per month plus accrued interest until the loan matures on Junuary 4, 2021 when all remaining principal and interest become due and payable. The securities for the Loan include a restricted cash deposit of approximately $ 300. As of December 31, 2019 Loan issuance costs of $ 81 reported in the balance sheet as a direct deduction from the gross amount of the loan and are amortized in accordance with the loan payments. The covenants under the new financing agreement are substantially the same as under the previous loan agreement. As of December 31, 2019, the Company met these covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2020 (current maturity)	$228

Long-term portion:

2021	$8,574

e.	For information regarding a loan received from the controlling shareholder, see note 18b(5).